Property, Plant and Equipment - Disclosure of Detailed Information About Property, Plant and Equipment (Details) - NZD ($) $ in Thousands	Jul. 31, 2018	Jan. 31, 2018	Jul. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 4,054	$ 4,741	$ 4,277
Plant, Furniture, Fittings and Motor Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	488	2,013	1,736
Plant, Furniture, Fittings and Motor Vehicles [Member] | At Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	26,461	27,801
Plant, Furniture, Fittings and Motor Vehicles [Member] | Accumulated Amortisation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(25,973)	(25,789)
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,566	2,728	$ 2,541
Leasehold Improvements [Member] | At Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	12,254	10,762
Leasehold Improvements [Member] | Accumulated Amortisation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ (8,688)	$ (8,034)